NOTE 5 - CONVERTIBLE DEBENTURES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
NOTE 5 - CONVERTIBLE DEBENTURES

NOTE 5 - CONVERTIBLE DEBENTURES

On May 8, 2015, the Company issued convertible debentures to certain accredited investors. The total principal amount of the debentures was $300,000 with a maturity date of November 8, 2015 with a zero percent interest rate. The debentures are convertible into shares of the Company’s common stock at the lower of the fixed price ($0.89) or fifty five percent (55%) of the average of the three lower trading price for 20 trading days prior to conversion.

The Company signed a Forbearance Agreement on October 26, 2015 for the 10% convertible debenture with the principal amount of $300,000 that was due November 8, 2015. The new maturity date of the debenture is May 8, 2016. As of June 30, 2016, the convertible debenture was completely converted into common stock of the Company.

On October 30, 2015, the company entered into a new Debenture with the same Lender, with a face amount of $405,000 having similar terms as the first Convertible Debenture with a maturity date of April 30, 2016. The debenture included a forbearance fee of $90,000 and had an original issue discount of 10%.

During the six months ended June 30, 2016, the Company issued 34,166,664 shares of common stock by converting $275,159 of the principal of convertible notes payable.

On June 1, 2016, the company entered into a new Debenture with an accredited investor, with a face amount of $50,000. The debenture is convertible into shares of the Company’s common stock at the lower of the fixed price ($0.005) or fifty five percent (55%) of the average of the three lowest closing trading prices for 20 trading days prior to conversion. The Debenture has a maturity date of December 1, 2016. The debenture had an original issue discount of 10%.

During the year ended December 31, 2015, the Company issued 6,746,356 shares of common stock by converting $150,000 of the principal of convertible notes payable.

As of June 30, 2016, the aggregate carrying value of the debentures was $226,841. As of December 31, 2015, the aggregate carrying value of the debentures was $370,500.

NOTE 5 - CONVERTIBLE DEBENTURES

On May 8, 2015, the Company issued convertible debentures to certain accredited investors. The total principal amount of the debentures is $300,000 with a maturity date of November 8, 2015 with a zero percent interest rate. The debentures are convertible into shares of the Company’s common stock at the lower of the fixed price ($0.89) or fifty five percent (55%) of the average if the three lower trading price for 20 trading days prior to conversion.

The Company signed a Forbearance Agreement on October 26, 2015 for the 10% Convertible Debenture with the principal amount of $300,000 that was due November 8, 2015. The new maturity date of the debenture is May 8, 2016.

On October 30, 2015, the company entered into a new Debenture with the same Lender, with a face amount of $405,000 having similar terms as the first Convertible Debenture with a maturity date of April 30, 2016. The debenture included a forbearance fee of $90,000 and had an original issue discount of 10%.

During the year ended December 31, 2015, the Company issued 6,746,356 shares of common stock by converting $150,000 of the principal of convertible notes payable.

As of December 31, 2015, the aggregate carrying value of the debentures was $370,500.